Financial instruments- Summary of Fair Value of Hedging and Non-hedging Derivatives Entered Into by the Group as Well as the Remaining Contractual Maturities (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Hedge Accounting [Line Items]
Fair value	$ 140,842	$ 107,442
Notional amount	3,249,869	1,202,927
Derivatives Not Designated As Hedges
Disclosure Of Hedge Accounting [Line Items]
Fair value	(2,194)	(1,919)
Notional amount	289,404	50,601
Interest rate hedge [Member]
Disclosure Of Hedge Accounting [Line Items]
Fair value	9,042	18,722
Notional amount	512,818	153,944
Exchange rate hedge [Member]
Disclosure Of Hedge Accounting [Line Items]
Fair value	133,994	90,639
Notional amount	2,447,647	998,382
Cash flow hedge [Member] | Interest rate hedge [Member]
Disclosure Of Hedge Accounting [Line Items]
Fair value	(680)
Notional amount	512,818	153,944
Cash flow hedge [Member] | Exchange rate hedge [Member]
Disclosure Of Hedge Accounting [Line Items]
Fair value	100,835	56,155
Notional amount	2,393,458	936,804
Fair value hedge [Member] | Interest rate hedge [Member]
Disclosure Of Hedge Accounting [Line Items]
Fair value	9,722	18,722
Fair value hedge [Member] | Exchange rate hedge [Member]
Disclosure Of Hedge Accounting [Line Items]
Fair value	33,159	34,484
Notional amount	54,189	61,578
Less than one year [Member]
Disclosure Of Hedge Accounting [Line Items]
Notional amount	1,357,876	884,039
Less than one year [Member] | Derivatives Not Designated As Hedges
Disclosure Of Hedge Accounting [Line Items]
Notional amount	289,404	50,601
Less than one year [Member] | Interest rate hedge [Member]
Disclosure Of Hedge Accounting [Line Items]
Notional amount	8,000
Less than one year [Member] | Exchange rate hedge [Member]
Disclosure Of Hedge Accounting [Line Items]
Notional amount	1,060,472	833,438
Less than one year [Member] | Cash flow hedge [Member] | Interest rate hedge [Member]
Disclosure Of Hedge Accounting [Line Items]
Notional amount	8,000
Less than one year [Member] | Cash flow hedge [Member] | Exchange rate hedge [Member]
Disclosure Of Hedge Accounting [Line Items]
Notional amount	1,060,472	771,860
Less than one year [Member] | Fair value hedge [Member] | Exchange rate hedge [Member]
Disclosure Of Hedge Accounting [Line Items]
Notional amount		61,578
One to two years [Member]
Disclosure Of Hedge Accounting [Line Items]
Notional amount	339,249	87,972
One to two years [Member] | Interest rate hedge [Member]
Disclosure Of Hedge Accounting [Line Items]
Notional amount	8,000
One to two years [Member] | Exchange rate hedge [Member]
Disclosure Of Hedge Accounting [Line Items]
Notional amount	331,249	87,972
One to two years [Member] | Cash flow hedge [Member] | Interest rate hedge [Member]
Disclosure Of Hedge Accounting [Line Items]
Notional amount	8,000
One to two years [Member] | Cash flow hedge [Member] | Exchange rate hedge [Member]
Disclosure Of Hedge Accounting [Line Items]
Notional amount	319,504	87,972
One to two years [Member] | Fair value hedge [Member] | Exchange rate hedge [Member]
Disclosure Of Hedge Accounting [Line Items]
Notional amount	11,745
Two to three years [Member]
Disclosure Of Hedge Accounting [Line Items]
Notional amount	729,176	76,972
Two to three years [Member] | Interest rate hedge [Member]
Disclosure Of Hedge Accounting [Line Items]
Notional amount	59,967
Two to three years [Member] | Exchange rate hedge [Member]
Disclosure Of Hedge Accounting [Line Items]
Notional amount	669,209	76,972
Two to three years [Member] | Cash flow hedge [Member] | Interest rate hedge [Member]
Disclosure Of Hedge Accounting [Line Items]
Notional amount	59,967
Two to three years [Member] | Cash flow hedge [Member] | Exchange rate hedge [Member]
Disclosure Of Hedge Accounting [Line Items]
Notional amount	661,977	76,972
Two to three years [Member] | Fair value hedge [Member] | Exchange rate hedge [Member]
Disclosure Of Hedge Accounting [Line Items]
Notional amount	7,232
Three to four years [Member]
Disclosure Of Hedge Accounting [Line Items]
Notional amount	195,668
Three to four years [Member] | Interest rate hedge [Member]
Disclosure Of Hedge Accounting [Line Items]
Notional amount	8,000
Three to four years [Member] | Exchange rate hedge [Member]
Disclosure Of Hedge Accounting [Line Items]
Notional amount	187,668
Three to four years [Member] | Cash flow hedge [Member] | Interest rate hedge [Member]
Disclosure Of Hedge Accounting [Line Items]
Notional amount	8,000
Three to four years [Member] | Cash flow hedge [Member] | Exchange rate hedge [Member]
Disclosure Of Hedge Accounting [Line Items]
Notional amount	181,795
Three to four years [Member] | Fair value hedge [Member] | Exchange rate hedge [Member]
Disclosure Of Hedge Accounting [Line Items]
Notional amount	5,873
Four to five years [Member]
Disclosure Of Hedge Accounting [Line Items]
Notional amount	325,425
Four to five years [Member] | Interest rate hedge [Member]
Disclosure Of Hedge Accounting [Line Items]
Notional amount	251,830
Four to five years [Member] | Exchange rate hedge [Member]
Disclosure Of Hedge Accounting [Line Items]
Notional amount	73,595
Four to five years [Member] | Cash flow hedge [Member] | Interest rate hedge [Member]
Disclosure Of Hedge Accounting [Line Items]
Notional amount	251,830
Four to five years [Member] | Cash flow hedge [Member] | Exchange rate hedge [Member]
Disclosure Of Hedge Accounting [Line Items]
Notional amount	69,081
Four to five years [Member] | Fair value hedge [Member] | Exchange rate hedge [Member]
Disclosure Of Hedge Accounting [Line Items]
Notional amount	4,514
Subsequent [Member]
Disclosure Of Hedge Accounting [Line Items]
Notional amount	302,475	153,944
Subsequent [Member] | Interest rate hedge [Member]
Disclosure Of Hedge Accounting [Line Items]
Notional amount	177,021	153,944
Subsequent [Member] | Exchange rate hedge [Member]
Disclosure Of Hedge Accounting [Line Items]
Notional amount	125,454
Subsequent [Member] | Cash flow hedge [Member] | Interest rate hedge [Member]
Disclosure Of Hedge Accounting [Line Items]
Notional amount	177,021	$ 153,944
Subsequent [Member] | Cash flow hedge [Member] | Exchange rate hedge [Member]
Disclosure Of Hedge Accounting [Line Items]
Notional amount	100,629
Subsequent [Member] | Fair value hedge [Member] | Exchange rate hedge [Member]
Disclosure Of Hedge Accounting [Line Items]
Notional amount	$ 24,825